                               PARTNERS PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                                                                    NBAMT0201296

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Partners Portfolio

   The financial sector made a positive contribution to the Portfolio in 1996. Specifically, the Portfolio benefited from our holdings in CITICORP. Many financial companies, including CITICORP, have instituted stock buyback programs, which bodes well for valuations. In addition, the banking industry should benefit from strength in emerging markets and global relationships.
   During 1996, the Portfolio was underweighted in the energy and technology sectors relative to the S&P "500." This hindered and helped the Portfolio, respectively. The Portfolio continued to add selectively to its technology and electronics positions throughout the year. Two examples are Komag and KLA. We believed that some of these technology positions had long-term potential based on consumer demand.
   In the third quarter, the Portfolio seized an opportunity to purchase Philip Morris at a low relative valuation after a federal court decertified a class action suit brought by smokers seeking damages. This case sets a precedent in the industry and may influence future class-action suits.
   A recent addition to the portfolio was Evergreen Media, which operates 34 radio stations across the nation. Historically, radio has been a positive contributor because it is a legitimate cash flow business. Only in one year out of the last 40 has spending on radio advertising dropped. Radio has become a more investable business over the last few years, as government regulations have eased regarding the number of radio stations a single entity can own in any one market. We believe radio is probably underpriced relative to the number of people you can reach.
   In the retail sector, WalMart is another example of a position that we purchased. The stock is being penalized by Wall Street because it has not continued its 20%-30% annual growth rate. The P/E multiple should range from 16 to 18. WalMart recently initiated a small buyback of their stock which should help to stimulate the price.
   La Quinta Inns is a position that was attractive on a value versus cash flow basis. Its hotels (240 inns in 29 states), popular among business travelers in the Southwest, have undergone major renovations. La Quinta is completing a stock repurchase program authorized in 1995, and its board has authorized a second repurchase campaign of up to $10 million of company stock.

Michael Kassen                     Robert Gendelman

The composition and holdings of the Portfolio are subject to change. Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Government Income, Growth, Limited Maturity Bond, Liquid Asset and Partners Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. The views of the portfolio managers expressed in this report are as of the date written above. The managers' views are subject to change at any time based on market and other conditions.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Partners Portfolio

         EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return (1)
                               Partners Portfolio   S&P "500" (2)
1 Year                                      +29.57%       +22.90%
Life of Fund                                +21.73%       +21.14%
                                 Partners Portfolio     S&P "500"
03/22/94                                  $10,00.00    $10,000.00
12/31/94                                   $9770.00    $10,084.95
1995                                     $13,333.15    $13,861.23
1996                                     $17,275.80    $17,035.45

   The inception date of Partners Portfolio (the "Fund") is 3/22/94.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not guarantee future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $ 679,421,051
      Receivable for Trust shares sold                 26,631,733
      Deferred organization costs (Note A)                  6,245
                                                    --------------
                                                      706,059,029
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                   344,530
      Payable to administrator (Note B)                   162,936
      Accrued expenses                                    116,784
                                                    --------------
                                                          624,250
                                                    --------------
NET ASSETS at value                                 $ 705,434,779
                                                    --------------

NET ASSETS consist of:
      Par value                                     $      42,801
      Paid-in capital in excess of par value          594,455,604
      Accumulated undistributed net investment
       income                                           2,244,981
      Accumulated net realized gains on investment     37,532,345
      Net unrealized appreciation in value of
       investment                                      71,159,048
                                                    --------------
NET ASSETS at value                                 $ 705,434,779
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                     42,801,182
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $16.48
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $ 6,085,187
                                                    ------------
    Expenses:
      Administration fee (Note B)                     1,175,467
      Shareholder reports                               118,495
      Legal fees                                         31,643
      Trustees' fees and expenses                        19,699
      Registration and filing fees                       16,897
      Custodian fees                                     10,000
      Auditing fees                                       5,642
      Amortization of deferred organization and
       initial offering expenses (Note A)                 2,818
      Miscellaneous                                       2,688
      Expenses from Series (Notes A & B)              2,349,644
                                                    ------------
        Total expenses                                3,732,993
                                                    ------------
        Net investment income                         2,352,194
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities       37,773,397
    Change in net unrealized appreciation of
     investment securities                           65,242,529
                                                    ------------
        Net gain on investments from Series (Note
        A)                                          103,015,926
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $105,368,120
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                   Year Ended
                                                  December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   2,352,194   $     601,383
    Net realized gain on investments
     from Series (Note A)                    37,773,397       9,230,410
    Change in net unrealized
     appreciation of investments from
     Series (Note A)                         65,242,529       6,085,462
                                          -----------------------------
    Net increase in net assets resulting
     from operations                        105,368,120      15,917,255
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (753,971)        (13,992)
    Net realized gain on investments         (9,424,638)        (97,943)
                                          -----------------------------
    Total distributions to shareholders     (10,178,609)       (111,935)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               579,349,003     206,877,990
    Proceeds from reinvestment of
     dividends and distributions             10,178,609         111,935
    Payments for shares redeemed           (186,824,176)    (24,631,916)
                                          -----------------------------
    Net increase from Trust share
     transactions                           402,703,436     182,358,009
                                          -----------------------------
NET INCREASE IN NET ASSETS                  497,892,947     198,163,329
NET ASSETS:
    Beginning of year                       207,541,832       9,378,503
                                          -----------------------------
    End of year                           $ 705,434,779   $ 207,541,832
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of year     $   2,244,981   $     600,049
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                     38,994,756      16,798,321
    Issued on reinvestment of dividends
     and distributions                          757,337          10,910
    Redeemed                                (12,638,219)     (2,082,241)
                                          -----------------------------
    Net increase in shares outstanding       27,113,874      14,726,990
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Partners Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Partners Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August 1994. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Partners Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger&Berman Advisers Management Trust                     December 31, 1996
--------------------------------------------------------------------------------
          Partners Portfolio

   in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At December 31, 1996, the unamortized balance of such expenses amounted to $6,245.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .30% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series). Prior to conversion, the predecessor of the Fund paid Management for investment advisory and administrative services a fee at the annual rate of .70% of the first $250 million of its average daily net assets, .675% of the next $250 million, .65% of the next $250 million, .625% of the next $250 million, and
 .60% of its average daily net assets in excess of $1 billion.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1996, no reimbursement to the Fund was required.

Neuberger&Berman Advisers Management Trust                     December 31, 1996
--------------------------------------------------------------------------------
          Partners Portfolio

   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, is less than .01% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1996, additions and reductions in the Fund's investment in its Series amounted to $559,229,295 and $128,962,782, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                    Period
                                                                     from
                                                                     March
                                                                      22,
                                                                    1994(3)
                                                                      to
                                            Year Ended December     December
                                                    31,             31,
                                            1996(2)     1995(2)      1994
                                            -------------------------------
Net Asset Value, Beginning of Year          $13.23      $ 9.77      $10.00
                                            -------------------------------
Income From Investment Operations
    Net Investment Income                      .10         .11         .03
    Net Gains or Losses on Securities
     (both realized and unrealized)           3.69        3.43        (.26)
                                            -------------------------------
      Total From Investment Operations        3.79        3.54        (.23)
                                            -------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.04)       (.01)         --
    Distributions (from capital gains)        (.50)       (.07)         --
                                            -------------------------------
      Total Distributions                     (.54)       (.08)         --
                                            -------------------------------
Net Asset Value, End of Year                $16.48      $13.23      $ 9.77
                                            -------------------------------
Total Return(4)                             +29.57%     +36.47%      -2.30%(5)
                                            -------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $705.4      $207.5      $  9.4
                                            -------------------------------
    Ratio of Expenses to Average Net
     Assets                                    .95%       1.09%       1.75%(6)
                                            -------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        .60%        .97%        .45%(6)
                                            -------------------------------
    Portfolio Turnover Rate(7)                  --          76%         90%
                                            -------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1996

--------------------------------------------------------------------------------

          Partners Portfolio

1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3)The date investment operations commenced.
4)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.
5)Not annualized.
6)Annualized.
7)The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995, are included elsewhere in AMT Partners Investments' Financial Highlights.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Partners Portfolio

   We have audited the accompanying Statement of Assets and Liabilities of Partners Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended, and the Financial Highlights for each of the two years in the period then ended and for the period from March 22, 1994 (Commencement of Operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Partners Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------
          AMT Partners Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
            COMMON STOCKS (91.7%)
AEROSPACE (1.0%)
   138,800  Litton Industries               $  6,610,350(2)
                                            ------------
AIRLINES (0.6%)
   150,000  Continental Airlines Class B       4,237,500(2)
                                            ------------
AUTO/TRUCK REPLACEMENT PARTS (0.8%)
   110,500  Goodyear Tire & Rubber             5,676,937
                                            ------------
AUTOMOBILE MANUFACTURING (1.5%)
    76,000  Chrysler Corp.                     2,508,000
   204,700  LucasVarity ADR                    7,778,600(2)
                                            ------------
                                              10,286,600
                                            ------------
BANKING & FINANCIAL SERVICES (8.0%)
   160,000  American Express                   9,040,000
   175,000  Capital One Financial              6,300,000
    80,800  CITICORP                           8,322,400
   175,100  Countrywide Credit Industries      5,012,237
   231,600  CWM Mortgage Holdings              4,979,400
   210,000  First USA                          7,271,250
    50,000  Wells Fargo                       13,487,500
                                            ------------
                                              54,412,787
                                            ------------
BUILDING MATERIALS, CONSTRUCTION & REFURNISHING (1.7%)
   200,000  Del Webb                           3,275,000
   242,300  USG Corp.                          8,207,912(2)
                                            ------------
                                              11,482,912
                                            ------------
BUSINESS SERVICES (0.4%)
   196,666  ACNielsen Corp.                    2,974,573(2)
                                            ------------
CHEMICALS (7.5%)
   225,300  ChemFirst Inc.                     5,210,063
   160,000  duPont                            15,100,000
    33,706  Fresenius Medical Care ADR           947,981(2)

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
   128,800  Great Lakes Chemical               6,021,400
   230,400  IMC Global                         9,014,400
    75,250  Mississippi Chemical            $  1,806,005
   160,700  Morton International               6,548,525
   117,200  W.R. Grace                         6,065,100
                                            ------------
                                              50,713,474
                                            ------------
COMMUNICATIONS (0.5%)
   119,800  Airtouch Communications            3,024,950(2)
                                            ------------
CONSUMER GOODS & SERVICES (1.6%)
   150,000  First Brands                       4,256,250
   120,000  Tupperware Corp.                   6,435,000
                                            ------------
                                              10,691,250
                                            ------------
DIVERSIFIED (1.0%)
   150,000  Kansas City Southern
            Industries                         6,750,000
                                            ------------
ELECTRONICS (4.3%)
   190,000  Applied Materials                  6,828,125(2)
   180,500  KLA Instruments                    6,407,750(2)
   329,400  Loral Space & Communications       6,052,725(2)
   226,600  Sundstrand Corp.                   9,630,500
                                            ------------
                                              28,919,100
                                            ------------
ENTERTAINMENT (4.7%)
   312,600  Evergreen Media                    7,815,000(2)
   456,000  Mirage Resorts                     9,861,000(2)
   200,000  Royal Caribbean Cruises            4,675,000
   250,400  Time Warner                        9,390,000
                                            ------------
                                              31,741,000
                                            ------------
FOOD & DRUG STORES (1.2%)
   217,400  Revco D.S.                         8,043,800(2)
                                            ------------

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Partners Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
FOOD & TOBACCO (2.0%)
   108,700  Philip Morris                     12,242,337
    40,000  RJR Nabisco Holdings               1,360,000
                                            ------------
                                              13,602,337
                                            ------------
FOOD PRODUCTS (1.5%)
   341,100  IBP, Inc.                       $  8,271,675
    40,000  McDonald's Corp.                   1,810,000
                                            ------------
                                              10,081,675
                                            ------------
HEALTH CARE (4.6%)
   317,350  Columbia/HCA Healthcare           12,932,012
   193,919  Novartis AG ADR                   11,065,491
   250,000  Universal Health Services
            Class B                            7,156,250(2)
                                            ------------
                                              31,153,753
                                            ------------
INDUSTRIAL GOODS & SERVICES (3.0%)
   217,900  AK Steel Holding                   8,634,288
   357,600  Owens-Illinois                     8,135,400(2)
    91,100  XTRA Corp.                         3,951,462
                                            ------------
                                              20,721,150
                                            ------------
INSURANCE (6.6%)
   150,000  Allstate Corp.                     8,681,250(2)
   262,200  Equitable Cos.                     6,456,675
   316,400  EXEL Ltd.                         11,983,650
    50,000  Orion Capital                      3,056,250
   100,000  Progressive Corp.                  6,737,500
   178,333  Travelers Group                    8,091,860
                                            ------------
                                              45,007,185
                                            ------------
LODGING (0.9%)
   337,100  La Quinta Inns                     6,447,038
                                            ------------
MEDIA (1.8%)
   695,452  Comcast Corp. Class A Special     12,387,741
                                            ------------

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
OIL & GAS (6.4%)
   252,000  Cabot Corp.                        6,331,500
   886,100  Gulf Canada Resources              6,534,988(2)
    90,000  Noble Affiliates                   4,308,750
   153,600  Tejas Gas                          7,315,200(2)
   145,400  Tidewater Inc.                     6,579,350
   129,000  Triton Energy                   $  6,256,500
   214,004  Union Pacific Resources Group      6,259,617
                                            ------------
                                              43,585,905
                                            ------------
PAPER & FOREST PRODUCTS (2.4%)
   330,000  Fort Howard                        9,136,875(2)
   105,000  Willamette Industries              7,310,625
                                            ------------
                                              16,447,500
                                            ------------
PUBLISHING & BROADCASTING (5.3%)
   225,600  E.W. Scripps                       7,896,000
   394,000  Hollinger International            4,531,000
   276,200  Knight-Ridder                     10,564,650
   250,000  Providence Journal                 7,656,250(2)
   185,000  Young Broadcasting                 5,411,250(2)
                                            ------------
                                              36,059,150
                                            ------------
RAILROADS (2.6%)
   115,000  Burlington Northern Santa Fe       9,933,125
   131,300  Union Pacific                      7,894,413
                                            ------------
                                              17,827,538
                                            ------------
REAL ESTATE (3.7%)
   182,500  Arden Realty Group                 5,064,375
   425,000  Host Marriott                      6,800,000(2)
    66,800  Risk Capital Holdings              1,294,250(2)

Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Partners Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
   643,100  SECURITY CAPITAL U.S. REALTY       8,231,680(3)
    65,000  Starwood Lodging Trust             3,583,125
                                            ------------
                                              24,973,430
                                            ------------
RETAILING (3.8%)
   157,000  Harcourt General                   7,241,625
   200,000  Linens 'n Things                   3,925,000
   170,000  Nordstrom, Inc.                    6,024,375
   383,800  Wal-Mart Stores                    8,779,425
                                            ------------
                                              25,970,425
                                            ------------
RETAILING & APPAREL (2.5%)
   585,000  Price/Costco                    $ 14,698,125(2)
    80,000  Toys "R" Us                        2,400,000(2)
                                            ------------
                                              17,098,125
                                            ------------
SPECIALTY CHEMICALS (0.5%)
    89,300  Millipore Corp.                    3,694,788
                                            ------------
STEEL (0.6%)
   203,000  Steel Dynamics                     3,882,375(2)
                                            ------------
TECHNOLOGY (7.5%)
   190,200  Autodesk, Inc.                     5,325,600
   235,000  Komag, Inc.                        6,374,375(2)
   235,000  Seagate Technology                 9,282,500(2)
   165,000  Texas Instruments                 10,518,750
   150,000  Varian Associates                  7,631,250
   100,000  Vodafone Group ADR                 4,137,500
   144,400  Xerox Corp.                        7,599,050
                                            ------------
                                              50,869,025
                                            ------------

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
TRANSPORTATION (1.2%)
    90,000  AMR Corp.                          7,931,250(2)
                                            ------------
            TOTAL COMMON STOCKS (COST
            $552,637,347)                    623,305,623
                                            ------------
            PREFERRED STOCKS (0.6%)
   121,100  Fresenius Medical Care, Class
            D                               $     15,743
    70,000  Loral Space & Communications
            Cv., 6%                            3,998,750(3)
                                            ------------
            TOTAL PREFERRED STOCKS (COST
            $3,524,711)                        4,014,493
                                            ------------
Principal
  Amount
----------
            U.S. TREASURY SECURITIES (7.6%)
$51,700,000 U.S. Treasury Bills, 4.78% -
            4.835%, due 1/23/97 - 2/13/97
            (COST $51,500,460)                51,501,450
                                            ------------
            TOTAL INVESTMENTS (99.9%)
            (COST $607,662,518)              678,821,566(4)
            Cash, receivables and other
            assets, less liabilities
            (0.1%)                               599,486
                                            ------------
            TOTAL NET ASSETS (100.0%)       $679,421,052
                                            ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1996
--------------------------------------------------------------------------------
          AMT Partners Investments

1) Investment securities of the Series are valued at the last sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under rule 144A. At December 31, 1996, these securities amounted to $12,230,430 or 1.8% of net assets for AMT Partners Investments.
4) At December 31, 1996, the cost of investments for Federal income tax purposes was $608,227,996. Gross unrealized appreciation of investments was $77,339,355 and gross unrealized depreciation of investments was $6,745,785, resulting in net unrealized appreciation of $70,593,570, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                     December 31,
                                                         1996
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $ 678,821,566
      Cash                                                 29,171
      Dividends receivable                                731,549
      Receivable for securities sold                      173,192
      Deferred organization costs (Note A)                 17,535
      Prepaid expenses                                      5,229
                                                    --------------
                                                      679,778,242
                                                    --------------
LIABILITIES
      Payable to investment manager (Note B)              290,511
      Accrued expenses                                     66,679
                                                    --------------
                                                          357,190
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $ 679,421,052
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $ 608,262,004
      Net unrealized appreciation in value of
       investment securities                           71,159,048
                                                    --------------
NET ASSETS                                          $ 679,421,052
                                                    --------------
*Cost of investments                                $ 607,662,518
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1996
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $ 5,039,089
      Interest income                                 1,078,117
      Foreign taxes withheld (Note A)                   (32,019)
                                                    ------------
        Total income                                  6,085,187
                                                    ------------
    Expenses:
      Investment management fee (Note B)              2,119,916
      Custodian fees (Note B)                           137,661
      Auditing fees                                      30,797
      Legal fees                                         21,306
      Trustees' fees and expenses                        20,315
      Accounting fees                                    10,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 5,282
      Insurance expense                                   3,801
      Miscellaneous                                         566
                                                    ------------
        Total expenses                                2,349,644
                                                    ------------
        Net investment income                         3,735,543
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                            37,773,397
    Change in net unrealized appreciation of
     investment securities                           65,242,529
                                                    ------------
        Net gain on investments                     103,015,926
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $106,751,469
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                           Period from
                                                           May 1, 1995
                                                          (Commencement
                                                               of
                                                           Operations)
                                           Year Ended          to
                                          December 31,    December 31,
                                              1996            1995
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  3,735,543    $    759,627
    Net realized gain on investments        37,773,397       8,299,593
    Change in net unrealized
     appreciation of investments            65,242,529       5,075,724
                                          -----------------------------
    Net increase in net assets resulting
     from operations                       106,751,469      14,134,944
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                              559,229,295     110,846,764
    Reductions                            (128,962,782)    (14,612,936)
                                          -----------------------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                  430,266,513      96,233,828
                                          -----------------------------
NET INCREASE IN NET ASSETS                 537,017,982     110,368,772
NET ASSETS:
    Beginning of year                      142,403,070      32,034,298
                                          -----------------------------
    End of year                           $679,421,052    $142,403,070
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1996

--------------------------------------------------------------------------------

          AMT Partners Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Partners Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1996, the unamortized balance of such expenses amounted to $17,535.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

Advisers Managers Trust                                        December 31, 1996
--------------------------------------------------------------------------------
          AMT Partners Investments

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement dated as of May 1, 1995. For such investment management services, the Series pays Management a fee at the annual rate of .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million, .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1996, there were purchase and sale transactions (excluding short-term securities) of $830,563,189 and $441,831,287, respectively.
   During the year ended December 31, 1996, brokerage commissions on securities transactions amounted to $1,753,707, of which Neuberger received $1,140,965, and other brokers received $612,742.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                              Period from
                                                              May 1, 1995
                                                             (Commencement
                                                            of Operations)
                                            Year Ended            to
                                           December 31,      December 31,
                                               1996              1995
                                          ---------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                        .60%               .67%(1)
                                          ---------------------------------
    Net Investment Income                           .95%              1.34%(1)
                                          ---------------------------------
Portfolio Turnover Rate                             118%                98%
                                          ---------------------------------
Average Commission Rate Paid                    $0.0583            $0.0594
                                          ---------------------------------
Net Assets, End of Year (in millions)            $679.4             $142.4
                                          ---------------------------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Partners Investments

   We have audited the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, of AMT Partners Investments, one of the series comprising Advisers Managers Trust (the "Trust"), as of December 31, 1996, and the related Statement of Operations for the year then ended, and the Statement of Changes in Net Assets and the Financial Highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Partners Investments of Advisers Managers Trust at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 27, 1997